Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

January 14, 2020

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  HC Capital Trust Form N-14

File Nos.: 811-08918 and 33-87762

Ladies and Gentlemen:

In connection with the registration by HC Capital Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register HC Strategic Shares and HC Advisors Shares of The Institutional U.S. Equity Portfolio (“Acquiring Portfolio”) that will be issued to shareholders of The Institutional Value Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio and The Real Estate Securities Portfolio (collectively, the “Target Portfolios”), each a series of the Registrant, in connection with a transfer of substantially all of the assets of each of the Target Portfolios to the Acquiring Portfolio, pursuant to a Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Target Portfolios at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on February 14, 2020. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8794.

Very truly yours,

/s/ Don E. Felice
Don E. Felice, Esq.